Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2022
Other Non-Current Assets
Schedule of other non current assets

	As of
	December 31,
(in thousands of euros)	2020	2021	2022
Advances to suppliers – non-current	—	689	895
Long‑term deposit accounts	1,698	1,745	700
Accrued income	—	—	65
Security deposits	8	8	8
Other non‑current assets	1,706	2,442	1,668